Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of the defined benefit obligation	$ (4,665,498)		$ (5,106,623)
Fair value of plan assets	2,460,413		2,237,221
Funded status	(2,205,085)		(2,869,402)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (2,205,085)	$ (72,014)	$ (2,869,402)